OPERATING DATA - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Advances received	$ 351
Trade accounts receivable and other - opening balance	3,839	$ 5,143	$ 3,072
Performance obligations satisfied	68,275	79,844	76,571
Payments received	(68,590)	(80,977)	(74,036)
Impairment of receivables (net of write backs and utilization)	(165)	0	(69)
Reclassification of the period-end receivables from /(to) held for sale and recognition (derecognition) of receivables related to business combinations and divestments	189	190	182
Foreign exchange and others	113	(361)	(317)
Trade accounts receivable and other - ending balance	3,661	3,839	5,143
Acciaerie d'Italia
Disclosure of performance obligations [line items]
TSR receivables retained in ArcelorMittal USA divestment	$ 0	$ 0	$ (260)
2024
Disclosure of performance obligations [line items]
Revenue, remaining performance obligation, (in percent)	100.00%